Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) € in Millions, £ in Millions			6 Months Ended
	May 31, 2025 EUR (€)	May 31, 2025 GBP (£)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2025 GBP (£)
Acquisitions and disposals
Cash consideration received | €			€ 0	€ 3,578
Gross loan commitments		£ 600
Call and put option exercised at fair market value		16,500
Network upgrade capital commitments	€ 12,600	11,000
Planned investment commitments	€ 2,300	£ 2,000
Further loan commitments					£ 200
Vodafone UK Trading Holdings Limited [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	51.00%	51.00%
Percentage of consideration paid in subsidiary	49.00%	49.00%
Vodafone UK Trading Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	51.00%	51.00%
Percentage of consideration paid in subsidiary	49.00%	49.00%
Advanced loan to subsidiary		£ 6,010
Loan utilization in settlement of outstanding debt.		£ 1,684
CK Hutchison Group Telecom Holdings Limited [Member] | Major business combination [member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	49.00%	49.00%
Hutchison [Member]
Acquisitions and disposals
Proportion of ownership interest in subsidiary	49.00%	49.00%